RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2020 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 15.5%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds - 8.7%
U.S. Treasury Bonds	4.375%	02/15/38	$ 25,000	$ 38,433
U.S. Treasury Bonds	3.000%	02/15/47	60,000	81,044
U.S. Treasury Bonds	2.750%	08/15/47	265,000	343,693
U.S. Treasury Bonds	3.000%	02/15/48	245,000	332,760
U.S. Treasury Bonds	3.125%	05/15/48	1,110,000	1,542,380
U.S. Treasury Bonds	3.375%	11/15/48	265,000	385,461
U.S. Treasury Bonds	3.000%	02/15/49	674,000	921,642
U.S. Treasury Bonds	2.375%	11/15/49	1,480,000	1,808,028
U.S. Treasury Bonds	2.000%	02/15/50	805,000	911,285
				6,364,726
U.S. Treasury Notes - 6.8%
U.S. Treasury Notes	0.250%	06/15/23	240,000	240,713
U.S. Treasury Notes	0.250%	06/30/25	1,425,000	1,424,777
U.S. Treasury Notes	0.250%	08/31/25	1,465,000	1,463,512
U.S. Treasury Notes	0.625%	03/31/27	15,000	15,175
U.S. Treasury Notes	0.500%	05/31/27	1,035,000	1,037,628
U.S. Treasury Notes	0.625%	05/15/30	800,000	795,500
				4,977,305

Total U.S. Government & Agencies (Cost $10,475,071)				$ 11,342,031

ASSET-BACKED SECURITIES - 15.5%	Coupon	Maturity	Par Value	Value
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class D	3.820%	03/18/24	$ 240,000	$ 249,501
Carvana Auto Receivable Trust, Series 2019-2A, Class D, 144A (a)	3.280%	01/15/25	560,000	571,601
CommonBond Student Loan Trust, Series 2018-AGS, Class B, 144A	3.580%	02/25/44	191,445	195,028
CommonBond Student Loan Trust, Series 2018-BGS, Class B, 144A	3.990%	09/25/45	443,272	455,003
Domino's Pizza Master Issuer, LLC, Series 2017-1A, Class A2II, 144A	3.082%	07/25/47	311,200	313,867
Drive Auto Receivables Trust, Series 2018-4, Class D	4.090%	01/15/26	700,000	731,596
Drive Auto Receivables Trust, Series 2019-1, Class D	4.090%	06/15/26	410,000	429,049

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 15.5% (Continued)	Coupon	Maturity	Par Value	Value
Drive Auto Receivables Trust, Series 2019-2, Class D	3.690%	08/17/26	$ 410,000	$ 424,147
Drive Auto Receivables Trust, Series 2019-3, Class D	3.180%	10/15/26	445,000	455,225
Drive Auto Receivables Trust, Series 2020-1, Class D	2.700%	05/17/27	470,000	481,203
Driven Brands Funding, LLC, Series 2019-1A, Class A2, 144A	4.641%	04/20/49	423,550	453,431
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 144A	3.710%	03/17/25	400,000	413,763
Exeter Automobile Receivables Trust, Series 2020-2A, Class D, 144A	4.730%	04/15/26	220,000	235,619
GM Financial Consumer Automobile Receivables Trust, Series 2019-4, Class A3	1.750%	07/16/24	385,000	393,193
Harley Marine Financing, LLC, Series 2018-1A, Class A2, 144A (a)	5.682%	05/15/43	611,802	554,179
Santander Drive Auto Receivables Trust, Series 2018-1, Class D	3.320%	03/15/24	280,000	286,700
Santander Drive Auto Receivables Trust, Series 2018-4, Class D	3.980%	12/15/25	360,000	371,230
Santander Drive Auto Receivables Trust, Series 2020-1, Class C	4.110%	12/15/25	280,000	299,760
Sierra Receivables Funding Company, LLC, Series 2016-3A, Class B, 144A	2.630%	10/20/33	74,488	74,537
SoFi Consumer Loan Program Trust, Series 2017-3, Class B, 144A (a)	3.850%	05/25/26	200,000	203,979
SoFi Consumer Loan Program Trust, Series 2017-5, Class B, 144A	3.690%	09/25/26	534,000	544,171
SoFi Consumer Loan Program Trust, Series 2018-4, Class D, 144A	4.760%	11/26/27	510,000	485,806
Towd Point Mortgage Trust, Series 2015-1, Class A5, 144A (a)	3.904%	10/25/53	835,000	868,671
Towd Point Mortgage Trust, Series 2016-5, Class M2, 144A	3.375%	10/25/56	620,000	625,860
Towd Point Mortgage Trust, Series 2017-1, Class M2, 144A	3.750%	10/25/56	740,000	787,472
Westlake Auto Receivables Trust, Series 2020-1A, Class C, 144A	2.520%	04/15/25	380,000	388,176
Total Asset-Backed Securities (Cost $11,079,726)				$ 11,292,767

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 30.6%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 6.2%
Federal Home Loan Mortgage Corporation, Pool #J19087	3.000%	05/01/27	$ 153,863	$ 161,843
Federal Home Loan Mortgage Corporation, Pool #G18481	3.000%	09/01/28	112,350	118,181
Federal Home Loan Mortgage Corporation, Pool #G18622	2.500%	12/01/31	230,885	242,818
Federal Home Loan Mortgage Corporation, Pool #A93093	4.500%	07/01/40	56,654	63,365
Federal Home Loan Mortgage Corporation, Pool #A94472	4.000%	10/01/40	93,016	102,393
Federal Home Loan Mortgage Corporation, Series 4667, Class LA	3.500%	01/15/43	390,644	399,022
Federal Home Loan Mortgage Corporation, Series 2018-HRP1, Class M2, 144A (a)	1.822%	04/25/43	88,463	84,010
Federal Home Loan Mortgage Corporation, Pool #Q19470	3.000%	06/01/43	135,160	145,667
Federal Home Loan Mortgage Corporation, Pool #Q20576	3.000%	08/01/43	252,504	270,534
Federal Home Loan Mortgage Corporation, Pool #G08572	3.500%	02/01/44	73,678	79,290
Federal Home Loan Mortgage Corporation, Series 4791, Class L	4.000%	05/15/44	97,231	99,271
Federal Home Loan Mortgage Corporation, Pool #G08659	3.500%	08/01/45	550,838	587,588
Federal Home Loan Mortgage Corporation, Pool #G08677	4.000%	11/01/45	279,932	302,946
Federal Home Loan Mortgage Corporation, Pool #G08737	3.000%	12/01/46	1,222,195	1,291,974
Federal Home Loan Mortgage Corporation, Pool #G05772	4.500%	06/01/47	308,352	333,000
Federal Home Loan Mortgage Corporation, Pool #SD-8070	4.000%	06/01/50	78,417	83,919
Federal Home Loan Mortgage Corporation, Pool #RA-3174	3.000%	07/01/50	169,734	179,064
				4,544,885

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 30.6% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 7.5%
Federal National Mortgage Association, Pool #AJ7494	3.000%	12/01/26	$ 109,438	$ 116,312
Federal National Mortgage Association, Pool #B54906	3.000%	07/01/27	35,402	37,397
Federal National Mortgage Association, Pool #AE0443	6.500%	10/01/39	11,042	12,929
Federal National Mortgage Association, Pool #AB5379	3.500%	06/01/42	810,443	878,912
Federal National Mortgage Association, Pool #AB6670	3.000%	10/01/42	122,929	134,304
Federal National Mortgage Association, Pool #AB9345	3.000%	05/01/43	203,618	217,803
Federal National Mortgage Association, Pool #AB9350	3.000%	05/01/43	89,895	96,378
Federal National Mortgage Association, Pool #AB9558	3.000%	06/01/43	223,158	238,878
Federal National Mortgage Association, Pool #AT5860	3.500%	06/01/43	460,798	500,174
Federal National Mortgage Association, Pool #AL4010	3.500%	07/01/43	102,329	113,012
Federal National Mortgage Association, Pool #AL5625	3.500%	03/01/44	62,044	68,149
Federal National Mortgage Association, Pool #AL5538	4.000%	07/01/44	39,916	44,336
Federal National Mortgage Association, Pool #AS5165	3.000%	06/01/45	136,561	149,152
Federal National Mortgage Association, Pool #AS7838	3.000%	08/01/46	329,726	355,194
Federal National Mortgage Association, Pool #MA3143	3.000%	09/01/47	50,096	52,830
Federal National Mortgage Association, Pool #890813	3.500%	12/01/47	356,756	388,198
Federal National Mortgage Association, Pool #MA3238	3.500%	01/01/48	335,147	354,464
Federal National Mortgage Association, Pool #MA3240	4.500%	01/01/48	605,941	654,196
Federal National Mortgage Association, Pool #CA6072	2.500%	06/01/50	494,941	522,519

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 30.6% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 7.5% (Continued)
Federal National Mortgage Association, Pool #CA6339	2.500%	07/01/50	$ 79,407	$ 83,613
Federal National Mortgage Association, Pool #CA6951	2.500%	09/01/50	175,000	184,269
Federal National Mortgage Association, Pool #MA4120	2.500%	09/01/50	295,000	310,274
				5,513,293
Government National Mortgage Association - 2.2%
Government National Mortgage Association, Pool #5175	4.500%	09/20/41	47,254	52,545
Government National Mortgage Association, Pool #MA3521	3.500%	03/20/46	341,301	364,301
Government National Mortgage Association, Pool #MA3937	3.500%	09/20/46	742,241	793,386
Government National Mortgage Association, Pool #MA6710	3.000%	06/20/50	343,106	361,847
				1,572,079
Non-Agency - 14.7%
Banc of America Merrill Lynch Mortgage Trust, Series 2014-FRR5, Class AK37 (a)	2.537%	01/27/47	400,000	334,548
CF Hippolyta Issuer, LLC, Series 2020-1, Class B1, 144A	2.280%	07/15/60	290,000	295,542
CIM Trust, Series 2018-R3, Class A2, 144A	4.000%	09/25/57	480,000	466,325
Citigroup Comercial Mortgage Trust, Series 2014-GC21, Class D, 144A (a)	4.945%	05/10/47	720,000	624,104
Commercial Mortgage Trust, Series 2015-CR24, Class D (a)	3.463%	08/10/48	115,000	94,910
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 144A	2.000%	06/25/69	417,694	446,826
FREMF Mortgage Trust, Series 2013-K35, Class C, 144A (a)	3.939%	08/25/23	389,000	411,414
FREMF Mortgage Trust, Series 2012-K22, Class C, 144A (a)	3.685%	08/25/45	240,000	245,889
FREMF Mortgage Trust, Series 2013-K28, Class C, 144A (a)	3.490%	06/25/46	240,000	249,096

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 30.6% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency - 14.7% (Continued)
FREMF Mortgage Trust, Series 2013-K31, Class C, 144A (a)	3.631%	07/25/46	$ 323,000	$ 336,935
FREMF Mortgage Trust, Series 2015-K44, Class B, 144A (a)	3.681%	01/25/48	65,000	69,551
FREMF Mortgage Trust, Series 2015-K44, Class C, 144A (a)	3.681%	01/25/48	620,000	631,294
FREMF Mortgage Trust, Series 2017-K729, Class C, 144A (a)	3.674%	11/25/49	215,000	219,238
FREMF Mortgage Trust, Series 2018-K80, Class C, 144A (a)	4.229%	08/25/50	150,000	158,419
FREMF Mortgage Trust, Series 2020-K105, Class B, 144A (a)	3.530%	03/25/53	215,000	236,836
FREMF Mortgage Trust, Series 2020-K105, Class C, 144A (a)	3.530%	03/25/53	430,000	424,534
GoldenTree Loan Management US CLO1 Ltd., Series 2019-4A, Class C, 144A (3MO LIBOR + 270) (a)	2.963%	04/24/31	360,000	360,464
Goldman Sachs Mortgage Securities Trust, Series 2011-GC3, Class E, 144A	5.000%	03/10/44	725,000	626,334
Goldman Sachs Mortgage Securities Trust, Series 2020-GC47, Class C (a)	3.571%	05/12/53	175,000	162,635
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class D, 144A (a)	3.653%	10/15/48	130,000	92,637
JPMCC Commercial Mortgage Securities Trust, Series 2016-NINE, Class A, 144A (a)	2.854%	10/06/38	70,000	75,453
JPMorgan Mortgage Trust, Series 2017-3, Class 1A3, 144A	3.500%	08/25/47	246,300	252,145
JPMorgan Mortgage Trust, Series 2018-3, Class A5, 144A	3.500%	04/25/48	90,429	91,608
JPMorgan Mortgage Trust, Series 2018-1, Class A3, 144A	3.500%	06/25/48	101,621	104,656
Madison Park Funding Ltd., Series 2019-37A, Class C, 144A (3MO LIBOR +240) (a)	2.675%	07/15/32	620,000	616,006

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 30.6% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency - 14.7% (Continued)
Neuberger Berman CLO Ltd., Series 2019-32A, Class C, 144A (3MO LIBOR + 265) (a)	3.785%	01/19/32	$ 460,000	$ 460,083
Niagara Park CLO Ltd., Series 2019-1A, Class C, 144A (3MO LIBOR + 240) (a)	3.535%	07/17/32	420,000	417,581
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1, 144A	3.872%	01/05/43	689,000	728,266
Sutherland Commercial Mortgage Trust, Series 2018-SBC7, Class A, 144A	4.720%	05/25/39	226,069	226,453
Tralee CDO Ltd., Series 2013-1A, Class AR, 144A (3MO LIBOR + 132) (a)	2.455%	07/20/29	631,536	626,613
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class E, 144A (a)	6.050%	01/10/45	255,000	211,617
Wind River CLO Ltd., Series 2014-1A, Class 1A, 144A (3MO LIBOR +105) (a)	2.869%	07/18/31	428,238	420,335
				10,718,347

Total Collateralized Mortgage Obligations (Cost $21,972,488)				$ 22,348,604

CORPORATE BONDS - 32.2%	Coupon	Maturity	Par Value	Value
Communications - 2.4%
América Móvil S.A.B. de C.V.	4.375%	04/22/49	$ 220,000	$ 274,398
AT&T, Inc.	4.350%	06/15/45	240,000	275,185
Comcast Corporation	1.950%	01/15/31	50,000	51,517
Comcast Corporation	3.450%	02/01/50	130,000	146,559
Comcast Corporation	2.800%	01/15/51	25,000	25,313
Discovery Communications, LLC	5.300%	05/15/49	195,000	239,711
Sprint Spectrum, L.P., 144A, Series 2016-1	3.360%	03/20/23	306,250	309,833
T-Mobile, Inc., 144A	3.875%	04/15/30	220,000	252,171
Verizon Communications, Inc.	3.150%	03/22/30	35,000	39,608
ViacomCBS, Inc.	4.950%	01/15/31	145,000	173,295
				1,787,590

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 32.2% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 1.1%
Alibaba Group Holding Ltd.	3.600%	11/28/24	$ 190,000	$ 210,143
General Motors Financial Company, Inc.	3.250%	01/05/23	140,000	145,296
Hyundai Capital America, 144A	3.000%	06/20/22	465,000	479,330
				834,769
Consumer Staples - 2.0%
Altria Group, Inc.	5.800%	02/14/39	230,000	293,137
Anheuser-Busch InBev Worldwide, Inc.	5.450%	01/23/39	145,000	185,114
B.A.T. Capital Corporation	3.215%	09/06/26	125,000	135,623
B.A.T. Capital Corporation	4.700%	04/02/27	45,000	52,170
B.A.T. Capital Corporation	4.906%	04/02/30	25,000	29,764
Belrose Funding Trust, 144A	2.330%	08/15/30	215,000	214,179
Kroger Company (The)	4.450%	02/01/47	280,000	344,381
Mars, Inc., 144A	2.375%	07/16/40	195,000	191,866
				1,446,234
Energy - 5.5%
Boardwalk Pipelines, L.P.	4.450%	07/15/27	335,000	365,706
Cameron LNG, LLC, 144A	3.701%	01/15/39	210,000	235,352
Chevron Corporation	1.995%	05/11/27	45,000	47,688
Chevron Corporation	3.078%	05/11/50	20,000	21,719
Enable Midstream Partners, L.P.	4.400%	03/15/27	325,000	319,049
Exxon Mobil Corporation	2.610%	10/15/30	120,000	130,529
Kinder Morgan Energy Partners, L.P.	4.300%	05/01/24	325,000	360,258
Marathon Petroleum Corporation, Series WI	4.750%	12/15/23	520,000	576,328
Marathon Petroleum Corporation	4.700%	05/01/25	30,000	34,220
Midwest Connector Capital Company, LLC, 144A	3.900%	04/01/24	480,000	482,797
Motiva Enterprises, LLC, 144A	6.850%	01/15/40	215,000	259,930
MPLX L.P.	5.500%	02/15/49	220,000	261,212
TC Pipelines, L.P.	4.375%	03/13/25	290,000	313,995
Valero Energy Corporation	2.700%	04/15/23	60,000	62,667
Williams Companies, Inc. (The)	3.350%	08/15/22	505,000	526,631
				3,998,081
Financials - 8.9%
American International Group, Inc.	3.400%	06/30/30	120,000	133,049
Associated Bank, N.A.	3.500%	08/13/21	365,000	373,275
Aviation Capital Group, LLC, 144A	4.125%	08/01/25	470,000	453,652
Avolon Holdings Funding Ltd., 144A	4.375%	05/01/26	240,000	221,134
Banco Santander S.A.	3.848%	04/12/23	345,000	371,226
Bank of America Corporation	3.004%	12/20/23	330,000	347,725

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 32.2% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 8.9% (Continued)
Bank of America Corporation	3.705%	04/24/28	$ 240,000	$ 272,242
BGC Partners, Inc.	5.375%	07/24/23	650,000	688,690
Brighthouse Financial, Inc.	4.700%	06/22/47	355,000	342,412
Brookfield Finance, Inc.	4.850%	03/29/29	230,000	274,760
Cantor Fitzgerald, L.P., 144A	4.875%	05/01/24	200,000	219,309
Citigroup, Inc.	2.666%	01/29/31	220,000	234,342
Discover Bank	2.700%	02/06/30	40,000	41,733
Goldman Sachs Group, Inc.	3.850%	01/26/27	189,000	215,381
Goldman Sachs Group, Inc.	4.017%	10/31/38	315,000	371,582
Intercontinental Exchange, Inc.	2.650%	09/15/40	105,000	106,544
JPMorgan Chase & Company	3.625%	12/01/27	490,000	551,561
Morgan Stanley	3.950%	04/23/27	205,000	232,988
NatWest Group plc	4.269%	03/22/25	215,000	236,451
Prudential Financial, Inc.	1.500%	03/10/26	15,000	15,659
SMBC Aviation Capital Finance Designated Activity, 144A	2.650%	07/15/21	325,000	327,093
Wells Fargo & Company	2.164%	02/11/26	145,000	151,280
Wells Fargo & Company	2.188%	04/30/26	90,000	94,055
Wells Fargo & Company	3.068%	04/30/41	95,000	100,603
Wells Fargo & Company	5.013%	04/04/51	115,000	156,982
				6,533,728
Health Care - 2.2%
AbbVie, Inc., 144A	2.600%	11/21/24	130,000	139,171
AbbVie, Inc.	4.400%	11/06/42	215,000	259,890
Amgen, Inc.	2.450%	02/21/30	45,000	48,139
Amgen, Inc.	2.300%	02/25/31	60,000	63,459
Amgen, Inc.	3.375%	02/21/50	170,000	185,585
Anthem, Inc.	2.375%	01/15/25	45,000	48,024
Bayer U.S. Finance II, LLC, 144A	5.500%	08/15/25	260,000	311,506
CVS Health Corporation	5.050%	03/25/48	350,000	456,402
UnitedHealth Group, Inc.	3.500%	08/15/39	45,000	52,359
Upjohn, Inc., 144A	2.300%	06/22/27	25,000	26,045
Upjohn, Inc., 144A	2.700%	06/22/30	25,000	26,038
				1,616,618
Industrials - 0.5%
3M Company	3.050%	04/15/30	35,000	39,897
Boeing Company (The)	3.850%	11/01/48	290,000	258,347
General Electric Company	4.250%	05/01/40	40,000	40,379
				338,623

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 32.2% (Continued)	Coupon	Maturity	Par Value	Value
Materials - 0.9%
Boral Finance Property Ltd., 144A	3.000%	11/01/22	$ 380,000	$ 388,419
DowDuPont, Inc.	4.493%	11/15/25	205,000	238,600
Glencore Funding, LLC, 144A	1.625%	09/01/25	25,000	24,931
				651,950
Real Estate - 1.9%
Alexandria Real Estate Equities, Inc.	3.450%	04/30/25	450,000	501,070
Alexandria Real Estate Equities, Inc.	1.875%	02/01/33	25,000	24,858
Crown Castle International Corporation	3.200%	09/01/24	400,000	433,862
Kimco Realty Corporation	4.450%	09/01/47	120,000	130,669
Simon Property Group, L.P.	3.250%	09/13/49	100,000	94,900
Spirit Realty, L.P.	3.400%	01/15/30	170,000	169,435
				1,354,794
Technology - 4.7%
Apple, Inc.	2.400%	08/20/50	180,000	179,405
Arrow Electronics, Inc.	3.250%	09/08/24	310,000	333,296
Arrow Electronics, Inc.	3.875%	01/12/28	440,000	481,571
Broadcom Corporation/Broadcom Cayman Finance Ltd.	3.875%	01/15/27	280,000	310,556
Broadcom, Inc.	3.150%	11/15/25	45,000	48,754
Broadcom, Inc.	4.110%	09/15/28	84,000	94,010
Broadcom, Inc.	4.150%	11/15/30	45,000	50,730
Dell, Inc., 144A	8.350%	07/15/46	270,000	364,911
Hewlett Packard Enterprise Company	1.450%	04/01/24	185,000	187,050
International Business Machines Corporation	1.700%	05/15/27	50,000	51,789
International Business Machines Corporation	2.950%	05/15/50	25,000	25,834
KLA Corporation	3.300%	03/01/50	35,000	37,323
Lam Research Corporation	1.900%	06/15/30	25,000	25,894
Motorola Solutions, Inc.	3.750%	05/15/22	332,000	350,193
NXP BV/NXP Funding, LLC, 144A	4.875%	03/01/24	280,000	314,764
NXP BV/NXP Funding, LLC/NXP USA, Inc., 144A	3.875%	06/18/26	35,000	39,438
Oracle Corporation	3.600%	04/01/40	65,000	73,565
PayPal Holdings, Inc.	2.650%	10/01/26	105,000	115,057
Seagate Technology plc	4.750%	01/01/25	130,000	141,807
VMware, Inc.	4.650%	05/15/27	180,000	210,166
				3,436,113
Utilities - 2.1%
Commonwealth Edison Company	4.000%	03/01/48	80,000	100,910

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 32.2% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 2.1% (Continued)
Électricité de France S.A., 144A	5.000%	09/21/48	$ 250,000	$ 326,289
Georgia Power Company	2.200%	09/15/24	105,000	111,036
PacifiCorp	4.150%	02/15/50	165,000	208,825
PECO Energy Company	3.000%	09/15/49	150,000	163,425
Sempra Energy	4.050%	12/01/23	265,000	290,186
Southern California Edison Company	4.000%	04/01/47	310,000	339,027
				1,539,698

Total Corporate Bonds (Cost $21,909,418)				$ 23,538,198

INTERNATIONAL BONDS - 0.1%	Coupon	Maturity	Par Value	Value
United Mexican States (Cost $101,686)	4.000%	10/02/23	$ 100,000	$ 109,000

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 8.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b)	2,370,863	$ 2,370,863
Invesco Short-Term Investments Trust - Institutional Class, 0.02% (b)	3,623,387	3,623,387
Total Money Market Funds (Cost $5,994,250)		$ 5,994,250

Investments at Value - 102.1% (Cost $71,532,639)		$ 74,624,850

Liabilities in Excess of Other Assets - (2.1%)		(1,546,843)

Net Assets - 100.0%		$ 73,078,007

144A	- This security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $22,989,585 as of August 31, 2020, representing 31.5% of net assets.
LIBOR	- London interbank offered rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of August 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	The rate shown is the 7-day effective yield as of August 31, 2020.

See accompanying notes to Schedules of Investments.

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS
August 31, 2020 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 1.1%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds - 1.1%
U.S. Treasury Bonds (Cost $1,027,907)	1.250%	05/15/50	$ 1,080,000	$ 1,026,000

MUNICIPAL BONDS - 4.8%	Coupon	Maturity	Par Value	Value
Bay Area, California, Toll Authority Toll Bridge, Revenue, Series 2009-F-2	6.263%	04/01/49	$ 75,000	$ 136,185
Bay Area, California, Toll Authority Toll Bridge, Revenue, Series 2010-S-3	6.907%	10/01/50	140,000	256,120
California, Build America Bonds, General Obligation	7.300%	10/01/39	910,000	1,510,209
Dallas Independent School District, General Obligation, Series 2010-C	6.450%	02/15/35	90,000	92,248
Massachusetts State Taxable Consolidated Loan, General Obligation, Series 2020-C	2.514%	07/01/41	255,000	260,069
Massachusetts State Taxable Consolidated Loan, General Obligation, Series 2019-H	2.900%	09/01/49	705,000	769,846
New York City Future Tax Secured, Revenue, Series 2010-B-1	5.572%	11/01/38	150,000	207,893
Port Authority New York & New Jersey Consolidated Bonds, Revenue, Series 174-SE	4.458%	10/01/62	320,000	417,978
San Diego County, California, Build America Bonds, Revenue, Series 2010-A	5.911%	04/01/48	90,000	146,464
Texas State, General Obligation, Series 2009-A	5.517%	04/01/39	120,000	181,219
University of California, Revenue, Series 2010-H	6.548%	05/15/48	290,000	469,971
Total Municipal Bonds (Cost $4,074,642)				$ 4,448,202

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 90.1%	Coupon	Maturity	Par Value	Value
Communications - 14.1%
Alphabet, Inc.	1.900%	08/15/40	$ 70,000	$ 68,257
Alphabet, Inc.	2.050%	08/15/50	145,000	138,228
Alphabet, Inc.	2.250%	08/15/60	145,000	138,868
AT&T, Inc.	3.100%	02/01/43	430,000	428,572
AT&T, Inc.	4.650%	06/01/44	2,115,000	2,459,006
CBS Corporation	4.850%	07/01/42	535,000	599,389
Charter Communications Operating, LLC	5.125%	07/01/49	395,000	464,304
Charter Communications Operating, LLC	4.800%	03/01/50	195,000	222,827
Comcast Corporation	4.250%	01/15/33	200,000	249,995
Comcast Corporation	4.600%	10/15/38	1,120,000	1,441,011
Discovery Communications, LLC	3.500%	05/13/40	350,000	392,410
Discovery Communications, LLC	4.950%	05/15/42	580,000	678,190
Rogers Communications, Inc.	3.700%	11/15/49	265,000	302,174
Telefónica Emisiones S.A.U.	7.045%	06/20/36	765,000	1,113,266
Tencent Holding Ltd., 144A	3.925%	01/19/38	635,000	728,955
Time Warner, Inc.	6.750%	06/15/39	210,000	292,148
T-Mobile, Inc., 144A	4.375%	04/15/40	655,000	783,917
Verizon Communications, Inc.	4.862%	08/21/46	1,365,000	1,842,990
Vodafone Group plc	5.000%	05/30/38	540,000	678,489
Walt Disney Company (The)	4.625%	03/23/40	115,000	146,178
				13,169,174
Consumer Discretionary - 5.1%
Amazon.com, Inc.	3.875%	08/22/37	500,000	625,154
General Motors Company, Inc.	6.750%	04/01/46	675,000	820,426
Hasbro, Inc.	3.900%	11/19/29	195,000	204,835
Hasbro, Inc.	6.350%	03/15/40	317,000	377,274
Home Depot, Inc. (The)	3.125%	12/15/49	735,000	809,330
Lowe's Companies, Inc.	5.000%	04/15/40	730,000	966,144
President & Fellows of Harvard College, Series 2020-B	2.517%	10/15/50	770,000	790,808
Whirlpool Corporation	4.600%	05/15/50	95,000	117,796
				4,711,767
Consumer Staples - 6.3%
Altria Group, Inc.	5.950%	02/14/49	756,000	1,027,741
Anheuser-Busch InBev Worldwide, Inc.	5.450%	01/23/39	1,400,000	1,787,313
B.A.T. Capital Corporation	4.540%	08/15/47	185,000	201,235
B.A.T. Capital Corporation	5.282%	04/02/50	225,000	270,142
Coca-Cola Company (The)	4.125%	03/25/40	190,000	244,427
Imperial Brands Finance plc, 144A	3.875%	07/26/29	310,000	338,589
J.M. Smucker Company (The)	3.550%	03/15/50	220,000	238,006
PepsiCo, Inc.	2.875%	10/15/49	200,000	214,235

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 90.1% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Staples - 6.3% (Continued)
Walgreens Boots Alliance	4.100%	04/15/50	$ 140,000	$ 140,843
Walmart, Inc.	3.625%	12/15/47	1,155,000	1,420,538
				5,883,069
Energy - 10.8%
Baker Hughes a GE Company, LLC	4.080%	12/15/47	520,000	550,454
Boardwalk Pipelines, L.P.	4.800%	05/03/29	235,000	259,855
Cameron LNG, LLC, 144A	2.902%	07/15/31	625,000	684,546
Chevron Corporation	2.978%	05/11/40	365,000	395,193
ConocoPhillips, Inc.	6.950%	04/15/29	185,000	258,699
Enable Midstream Partners, L.P.	4.400%	03/15/27	350,000	343,591
Energy Transfer Partners, L.P.	7.500%	07/01/38	235,000	276,531
Energy Transfer Partners, L.P.	6.500%	02/01/42	830,000	894,482
Energy Transfer Partners, L.P.	5.950%	10/01/43	55,000	54,091
Enterprise Products Operating, LLC	5.375%	02/15/78	845,000	770,226
Exxon Mobil Corporation	4.227%	03/19/40	375,000	463,735
Kinder Morgan Energy Partners, L.P.	6.500%	09/01/39	883,000	1,129,778
Magellan Midstream Partners, L.P.	4.850%	02/01/49	780,000	928,030
Marathon Petroleum Corporation	5.850%	12/15/45	560,000	651,079
National Oilwell Varco, Inc.	3.600%	12/01/29	459,000	452,005
ONEOK, Inc.	7.150%	01/15/51	475,000	574,050
Patterson-UTI Energy, Inc.	3.950%	02/01/28	235,000	195,762
Sabine Pass Liquefaction, LLC, 144A	4.500%	05/15/30	145,000	165,908
Shell International Finance B.V.	3.750%	09/12/46	610,000	699,623
Shell International Finance B.V.	3.125%	11/07/49	185,000	194,525
Total Capital International S.A.	2.986%	06/29/41	145,000	151,821
				10,093,984
Financials - 15.5%
Air Lease Corporation	3.250%	10/01/29	610,000	591,874
American International Group, Inc.	4.500%	07/16/44	315,000	370,575
Banco Santander S.A.	3.490%	05/28/30	500,000	548,649
Bank of America Corporation	2.676%	06/19/41	750,000	765,595
Berkshire Hathaway Finance Corporation	4.300%	05/15/43	390,000	505,249
Brookfield Finance, LLC	3.450%	04/15/50	1,300,000	1,294,817
Citigroup, Inc.	2.976%	11/05/30	745,000	809,872
GATX Corporation	4.700%	04/01/29	230,000	269,326
GE Capital International Funding Company	4.418%	11/15/35	1,000,000	1,033,088
Goldman Sachs Group, Inc.	4.411%	04/23/39	860,000	1,060,947
Intercontinental Exchange, Inc.	2.650%	09/15/40	745,000	755,951
JPMorgan Chase & Company	3.882%	07/24/38	725,000	871,590

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 90.1% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 15.5% (Continued)
Manulife Financial Corporation	4.061%	02/24/32	$ 1,005,000	$ 1,073,760
Markel Corporation	5.000%	05/20/49	850,000	1,117,988
New York Life Insurance Company, 144A	3.750%	05/15/50	205,000	233,415
Prudential Financial, Inc.	3.700%	03/13/51	810,000	913,038
Synchrony Financial	5.150%	03/19/29	520,000	595,684
Unum Group	5.750%	08/15/42	95,000	108,716
Unum Group	4.500%	12/15/49	670,000	689,195
Wells Fargo & Company	5.013%	04/04/51	565,000	771,261
				14,380,590
Health Care - 5.7%
AbbVie, Inc.	4.400%	11/06/42	675,000	815,934
Amgen, Inc.	3.150%	02/21/40	210,000	223,431
Bayer U.S. Finance II, LLC, 144A	4.875%	06/25/48	600,000	743,472
Cigna Corporation	3.200%	03/15/40	420,000	447,392
CVS Health Corporation	2.700%	08/21/40	145,000	141,837
CVS Health Corporation	5.050%	03/25/48	485,000	632,443
Memorial Sloan-Kettering Cancer Center	2.955%	01/01/50	365,000	393,389
Merck & Company, Inc.	2.350%	06/24/40	295,000	300,964
Merck & Company, Inc.	2.450%	06/24/50	145,000	145,446
Mylan N.V.	5.250%	06/15/46	290,000	363,893
Pfizer, Inc.	2.550%	05/28/40	185,000	194,153
Royalty Pharma plc, 144A	3.300%	09/02/40	75,000	73,694
Stanford Health Care	3.310%	08/15/30	455,000	518,853
Upjohn, Inc., 144A	3.850%	06/22/40	145,000	157,639
Upjohn, Inc., 144A	4.000%	06/22/50	145,000	157,832
				5,310,372
Industrials - 8.5%
Boeing Company (The)	3.750%	02/01/50	655,000	588,842
Burlington Northern Santa Fe, LLC	5.150%	09/01/43	680,000	960,288
Canadian National Railway Company	2.450%	05/01/50	65,000	65,243
Cummins, Inc.	2.600%	09/01/50	430,000	422,937
Deere & Company	2.875%	09/07/49	830,000	903,620
FedEx Corporation	4.950%	10/17/48	555,000	692,325
General Dynamics Corporation	4.250%	04/01/40	280,000	353,617
Kansas City Southern	3.500%	05/01/50	475,000	491,121
Lockheed Martin Corporation	3.800%	03/01/45	880,000	1,075,003
Norfolk Southern Corporation	3.050%	05/15/50	175,000	185,620
Northrop Grumman Corporation	5.150%	05/01/40	575,000	780,360
Union Pacific Corporation	3.550%	08/15/39	660,000	778,338

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 90.1% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 8.5% (Continued)
United Parcel Service, Inc.	3.750%	11/15/47	$ 525,000	$ 631,558
				7,928,872
Materials - 1.7%
Codelco, Inc., 144A	4.375%	02/05/49	630,000	752,483
Dow Chemical Company	3.600%	11/15/50	145,000	147,869
Glencore Funding, LLC, 144A	2.500%	09/01/30	150,000	146,699
Nucor Corporation	4.400%	05/01/48	445,000	567,485
				1,614,536
Real Estate - 1.4%
Highwoods Realty, L.P.	3.050%	02/15/30	680,000	704,077
Kimco Realty Corporation	4.450%	09/01/47	505,000	549,901
Prologis, L.P.	2.125%	10/15/50	70,000	64,499
				1,318,477
Technology - 8.3%
Apple, Inc.	4.375%	05/13/45	1,110,000	1,466,052
Broadcom, Inc.	5.000%	04/15/30	635,000	756,064
Dell, Inc., 144A	8.350%	07/15/46	500,000	675,762
Intel Corporation	4.600%	03/25/40	225,000	299,315
International Business Machines Corporation	2.850%	05/15/40	370,000	393,276
Mastercard, Inc.	3.650%	06/01/49	515,000	622,716
Microsoft Corporation	3.500%	11/15/42	1,190,000	1,425,002
NVIDIA Corporation	3.500%	04/01/40	195,000	224,933
Oracle Corporation	3.800%	11/15/37	708,000	820,744
QUALCOMM, Inc.	3.250%	05/20/50	58,000	65,280
Visa, Inc.	2.700%	04/15/40	545,000	588,689
VMware, Inc.	4.700%	05/15/30	297,000	349,420
				7,687,253
Utilities - 12.7%
Alabama Power Company	4.300%	01/02/46	505,000	629,071
Centerpoint Energy Houston Electric, LLC	4.500%	04/01/44	170,000	225,089
Consolidated Edison Company	4.200%	03/15/42	395,000	474,918
Consolidated Edison Company	3.800%	10/01/42	350,000	418,762
Consumers Energy Company	4.350%	04/15/49	675,000	906,773
DTE Electric Company	2.950%	03/01/50	600,000	639,349
Duke Energy Progress, LLC	4.375%	03/30/44	800,000	1,015,358
Duke Energy Progress, LLC	3.600%	09/15/47	40,000	47,136
Électricité de France S.A., 144A	4.950%	10/13/45	615,000	760,413
Georgia Power Company	4.300%	03/15/42	420,000	498,433

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 90.1% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 12.7% (Continued)
MidAmerican Energy Company	4.800%	09/15/43	$ 818,000	$ 1,103,667
PacifiCorp	6.250%	10/15/37	393,000	580,217
Potomac Electric Power	4.150%	03/15/43	830,000	1,006,957
PPL Electric Utilities Corporation	4.750%	07/15/43	615,000	829,732
Public Service Electric and Gas Company	3.850%	05/01/49	260,000	326,503
Sempra Energy	3.800%	02/01/38	440,000	504,742
Southern California Edison Company	4.650%	10/01/43	329,000	382,653
Southern California Edison Company, Series B	4.875%	03/01/49	150,000	182,103
Southwestern Public Service Company	4.400%	11/15/48	535,000	701,066
Wisconsin Electric Power Company	4.300%	10/15/48	465,000	590,964
				11,823,906

Total Corporate Bonds (Cost $74,863,926)				$ 83,922,000

INTERNATIONAL BONDS - 3.0%	Coupon	Maturity	Par Value	Value
Government of Bermuda, 144A	3.375%	08/20/50	$ 290,000	$ 299,065
Republic of Columbia	5.200%	05/15/49	295,000	365,358
Republic of Philippines	3.700%	03/01/41	640,000	738,202
United Mexican States	4.750%	03/08/44	1,250,000	1,401,875
Total International Bonds (Cost $2,592,981)				$ 2,804,500

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.2%	Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 0.02% (a) (Cost $147,939)	147,939	$ 147,939

Investments at Value - 99.2% (Cost $82,707,395)		$ 92,348,641

Other Assets in Excess of Liabilities - 0.8%		774,548

Net Assets - 100.0%		$ 93,123,189

144A	- This security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $6,702,389 as of August 31, 2020, representing 7.2% of net assets.

(a)	The rate shown is the 7-day effective yield as of August 31, 2020.

See accompanying notes to Schedules of Investments.

RYAN LABS FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2020 (Unaudited)

1. Securities Valuation

Fixed income securities of Ryan Labs Core Bond Fund and Ryan Labs Long Credit Fund (individually, a “Fund,” and collectively, the “Funds”) are generally valued using prices provided by an independent pricing service approved by the Board of Trustees of Ultimus Managers Trust (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by Sun Life Capital Management (U.S.), LLC (d/b/a SLC Management) (the Funds’ Adviser), under the general supervision of the Board. Investments representing shares of money market funds and other open-end investment companies are valued at their net asset value as reported by such companies. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs
  Level 3 – significant unobservable inputs

Fixed income securities held by the Funds are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2020 by asset type:

Ryan Labs Core Bond Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$-	$11,342,031	$-	$11,342,031
Asset-Backed Securities	-	11,292,767	-	11,292,767
Collateralized Mortgage Obligations	-	22,348,604	-	22,348,604
Corporate Bonds	-	23,538,198	-	23,538,198
International Bonds	-	109,000	-	109,000
Money Market Funds	5,994,250	-	-	5,994,250
Total	$5,994,250	$68,630,600	$-	$74,624,850

RYAN LABS FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Ryan Labs Long Credit Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$-	$1,026,000	$-	$1,026,000
Municipal Bonds	-	4,448,202	-	4,448,202
Corporate Bonds	-	83,922,000	-	83,922,000
International Bonds	-	2,804,500	-	2,804,500
Money Market Funds	147,939	-	-	147,939
Total	$147,939	$92,200,702	$-	$92,348,641

The Funds did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended August 31, 2020.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2020:

	Ryan Labs Core	Ryan Labs Long
	Bond Fund	Credit Fund
Tax cost of portfolio investments	$71,540,781	$82,803,551
Gross unrealized appreciation	$3,642,384	$10,071,643
Gross unrealized depreciation	(558,315)	(526,553)
Net unrealized appreciation on investments	$3,084,069	$9,545,090

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for each Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4. Risks Associated with Rule 144A Securities

Rule 144A securities are securities that are exempt from registration under the Securities Act of 1933, as amended, and may have legal restrictions on resale. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and the Funds might be unable to dispose of the securities promptly or at a reasonable price. As of August 31, 2020, Ryan Labs Core Bond Fund and Ryan Labs Long Credit Fund had 31.5% and 7.2%, respectively, of the value of their net assets invested in Rule 144A securities.

RYAN LABS FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

5. Risks Associated with Collateralized Mortgage Obligations

The Funds’ investments in collateralized mortgage obligations are subject to prepayment risk, especially when interest rates decline. Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. This could reduce the effective maturity of a collateralized mortgage obligation and cause the Funds to reinvest their assets at a lower prevailing interest rate. Collateralized mortgage obligations are also subject to extension risk, which is the risk that rising interest rates will increase the effective maturity of collateralized mortgage obligations due to the deceleration of prepayments. Collateralized mortgage obligations may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values. The Funds’ investments in collateralized mortgage obligations are subject to default risk, prepayment and extension risk and market risk when interest rates rise. As of August 31, 2020, Ryan Labs Core Bond Fund had 30.6% of the value of its net assets invested in collateralized mortgage obligations.